Trade and Other Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade and Other Receivables and Prepayments, Net
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS, NET

		December 31,
		2018	2017
	Note	US$ in millions
Trade receivables		$461	$348
Less: provision for credit losses		(94)	(111)
Trade receivables, net	(a)	367	237
Other receivables		60	12
Prepayments		56	36
Deferred rent		81	77
Less: amortization of deferred rent		(46)	(43)
provision for doubtful deferred rent		(4)	(3)
Prepayments, net		87	67
Trade and other receivables and prepayments, net		514	316
Less: non-current portion:
prepayments		(18)	(4)
deferred rent		(19)	(19)
		(37)	(23)
Current portion		$477	$293

As at January 1, 2017, trade receivables, net from contracts with customers amounted to US$297 million.
The trade and other receivables, net of provision for credit losses, are denominated in the following currencies:

	December 31,
	2018	2017
	US$ in millions
HK$	$341	$210
MOP	29	37
US$	57	2
	$427	$249

(a)	Trade receivables, net
The aging analysis of trade receivables, net of provision for credit losses, is as follows:

	December 31,
	2018	2017
	US$ in millions
0 - 30 days	$236	$171
31 - 60 days	39	32
61 - 90 days	28	21
Over 90 days	64	13
	$367	$237

The carrying values of trade receivables approximate their fair values at each balance sheet date. The maximum exposure to credit risk is the fair values of trade receivables at each balance sheet date.
Trade receivables are comprised of casino, mall and hotel receivables. The Group extends credit to approved customers, tenants and gaming promoters following background checks and investigations of creditworthiness. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.
Trade receivables mainly consist of casino receivables. Credit is granted to certain gaming promoters on a revolving basis. All gaming promoter credit lines are generally subject to monthly review and regular settlement procedures to evaluate the current status of liquidity and financial health of these gaming promoters. Credit is granted based on the performance and financial background of the gaming promoter and, if applicable, the gaming promoter’s guarantor. Absent special approval, the credit period granted to selected premium and mass market players is typically 7–15 days, while for gaming promoters, the receivable is typically repayable within one month following the granting of the credit, subject to terms of the relevant credit agreement. The Group generally does not charge interest for credit granted, but requires a personal check or other acceptable forms of security.
The Group maintains an allowance for doubtful casino, mall and hotel receivables and regularly evaluates the balances. The Group specifically analyzes the collectability of each account with significant balance, based upon the age of the account, the customer’s financial condition, collection history and any other known information, and the Group makes an allowance for trade receivables. The Group also monitors regional and global economic conditions and forecasts in its evaluation of the adequacy of the recorded allowances. Table games play is primarily cash play, as credit play represented approximately15.3%, 15.4% and 16.4% of total table games play for the years ended December 31, 2018, 2017 and 2016. The credit extended to gaming promoters can be offset by the commissions payable to and front money made by these gaming promoters, which is considered in the establishment of the allowance for doubtful accounts.
The Group currently has a legally enforceable right to offset the commissions payable and front money deposits against the casino receivables and intends to settle on a net basis. As at December 31, 2018 and 2017, a gross amount of casino receivables after provision for credit losses of US$442 million and US$298 million, respectively, was offset by commissions payable and front money deposits in an aggregate amount of US$191 million and US$148 million, respectively, resulting in net amounts of casino receivables after provision for credit losses of US$251 million and US$150 million, respectively.
There is a concentration of credit risk related to net casino receivables as 33.3% and 45.2% of the casino receivables as at December 31, 2018 and 2017, respectively, were from the top five customers. Other than casino receivables, there is no other concentration of credit risk with respect to trade receivables as the Group has a large number of customers. The Group believes the concentration of its credit risk in casino receivables is mitigated substantially by its credit evaluation process, credit policies, credit control and collection procedures, and also believes no significant credit risk is inherent in the Group’s trade receivables not provided for as at December 31, 2018, 2017 and 2016.
As at December 31, 2018, included in the Group’s trade receivables balance are debtors with aggregate carrying amount of US$247 million, which are past due as at the reporting date. The Directors of the Company are in the view there have been no significant increases in credit risk nor defaults because these relate to a number of independent customers that are either active and or have a good track record and established creditworthiness with the Group.
As at December 31, 2018, except for credit impaired balances and outstanding significant balances with gross amount of US$167 million that have been assessed individually, as part of the Group’s credit risk management, the Group uses debtors’ aging to assess the impairment for its customers because these remaining customers consist of a large number of small customers with common risk characteristics representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms. The following table provides information about the exposure to credit risk for trade receivables which are assessed based on the provision matrix as at December 31, 2018, within lifetime ECL.

		Trade receivables
		US$ in millions
Provision matrix - debtors’ aging	Average loss rate
Current (not past due)	—	$86
Past due 1-90 days	2% - 10%	102
Past due 91-360 days	15% - 25%	56
Past due over 360 days	50% - 100%	50
		$294

The estimated loss rates are estimated based on historical observed default rates over the expected life of the debtors and are adjusted for forward-looking information available without undue cost or effort. The grouping is regularly reviewed by management to ensure relevant information about specific debtors is updated.
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

Year ended
December 31, 2018
US$ in millions
At beginning of year	$111
Provision for expected credit losses, net	7
Amounts written-off	(24)
At end of year	$94

Comparative information under IAS 39
As at December 31, 2017, net trade receivables of approximately US$74 million were past due but not impaired. These relate to a number of independent customers that have a good track record with the Group. Extension of the credit period, with terms and conditions subject to special approvals, has been granted to these customers. The aging analysis of these trade receivables that were past due but not impaired based on the original terms is as follows:

Year ended
December 31, 2017
US$ in millions
Past due 1 - 30 days	$34
Past due 31 - 60 days	21
Past due 61 - 90 days	4
Past due over 90 days	15
$74

As at December 31, 2017, trade receivables of US$136 million were past due and impaired and provided for. The amount of the provision was US$111 million as of December 31, 2017. The receivables mainly relate to casino customers, which are in unexpected difficult economic situations. It was assessed that a portion of the receivables is expected to be recovered and thus not impaired. The aging of these past due receivables is as follows:

December 31, 2017
US$ in millions
Past due 1 - 30 days	$1
Past due 31 - 60 days	14
Past due 61 - 90 days	6
Past due over 90 days	115
$136

The Group maintains an allowance for doubtful accounts and regularly evaluates the balances.
Movements of provision of doubtful trade receivables for the year ended December 31, 2017 are as follows:

December 31, 2017
US$ in millions
At beginning of year	$169
Provision for doubtful account, net	1
Amounts written-off	(58)
Exchange difference	(1)
At end of year	$111

(b)	Other receivables and deferred rent
The carrying values of other receivables approximate their fair values at each balance sheet date, which also represent the Group’s maximum exposure to credit risk as at December 31, 2018 and 2017. The Group holds security deposits, bank guarantees and letters of credit for certain other receivables and deferred rent. Impairment charges of US$2 million and US$3 million related to deferred rent were recorded for the years ended December 31, 2018 and 2017, respectively, and included in “Other expenses and losses” in the consolidated income statement. Amounts are charged to the provision account and generally written off when the recoverability is remote.